SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and Equipment, net	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5	—	17
Machinery and equipment	4	—	7
Vehicles	3	—	7
Leasehold improvements	Shorter of the term of the lease or useful life
Property and equipment, net consists of:

	December 31, 2022	December 31, 2021
Computers and software	$3,563	$1,266
Furniture and fixtures	533	129
Machinery and equipment	1,530	976
Vehicles	177	177
Leasehold improvements	758	493
Construction in progress	11,943	199
	$18,504	$3,240
Less - accumulated depreciation and amortization	(1,565)	(565)
Total	$16,939	$2,675

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021			December 31, 2020
Expected volatility	60.8%	—	69.0%	53.8%	—	66.2%
Risk-Free interest rate	0.53%	—	1.07%	0.38%	—	2.38%
Expected dividend yield	0%			0%
Expected life (years)	5.10			5.33

Schedule of Contract Liabilities	Contract liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Deferred revenues, non-current	$943	$943